Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total income	£ 15,408	£ 15,778	£ 14,151
United Kingdom
Disclosure of operating segments [line items]
Total income	4,585	4,954	4,084
United Kingdom | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Total income	4,585	4,954	4,084
Europe
Disclosure of operating segments [line items]
Total income	2,358	2,119	1,752
Americas
Disclosure of operating segments [line items]
Total income	7,326	7,590	7,251
Africa and Middle East
Disclosure of operating segments [line items]
Total income	45	37	62
Asia
Disclosure of operating segments [line items]
Total income	1,094	1,078	1,002
United States | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Total income	£ 7,162	£ 7,471	£ 7,121